Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 17,971	¥ 14,640
Securities lending transactions	[1]	1,424	1,798
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,790	2,118
Securities lending transactions		269	430
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		15,218	11,613
Securities lending transactions		359	396
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		273	223
Securities lending transactions		50	52
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		542	492
Securities lending transactions		730	902
Other securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		148	194
Securities lending transactions		¥ 16	¥ 18

[1]	Amounts exceeded the gross amounts recognized in Note 28 “Offsetting of financial assets and financial liabilities” by ¥1,194 billion and ¥1,227 billion, at March 31, 2019 and 2020, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.